CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details)	Dec. 31, 2020 USD ($)
Weighted average cost of capital
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input	17.0